                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sanderson Asset Management, LLP
Address: Heathcoat House
         20 Savile Row, 6th Floor
         London W1S 3PR, United Kingdom

Form 13F File Number: 28-12124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James Longbottom
Title:   Chief Compliance Officer
Phone:   44-20-7468-5961

Signature, Place, and Date of Signing:

      /s/ James Longbottom       London, United Kingdom    May 1, 2013
      --------------------       ----------------------    -----------
           [Signature]               [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ----------
Form 13F Information Table Entry Total:     1
                                            ----------
Form 13F Information Table Value Total:     $112,400
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                           FORM 13F INFORMATION TABLE

     Column 1    Column 2   Column 3  Column 4            Column 5            Column 6  Column 7        Column 8
--------------- ---------- ---------- --------- ---------------------------- ---------- -------- ---------------------
                                                                                                   Voting Authority
                 Title of              Value    Shrs or prn                  Investment   Other  ---------------------
Name of Issuer    Class      CUSIP    (x$1000)      amt     SH/PRN  Put/Call Discretion Managers   Sole    Shared None
--------------- ---------- ---------- --------- ----------- ------- -------- ---------- -------- --------- ------ ----
Taiwan
 Semiconductor  Sponsored  874039100    112,400   6,538,679  SH     X        SOLE                6,538,679
 MFG LTD         ADR